LEASE LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2020
LEASES LIABILITIES
Schedule of lease liabilities

	As of December 31,
Current	2020	2019
Argentina	3,068	3,194
Abroad	268	399
	3,336	3,593
Non- current
Argentina	6,119	4,107
Abroad	847	892
	6,966	4,999
Total lease liabilities	10,302	8,592